Trade receivables - Schedule of Non-Interest Bearing Trade Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 10,803	$ 11,243	$ 16,876
Contract assets	497	176	789
Provision for credit notes to be issued	(164)	(225)	(465)
Provisions on trade receivables	(2,524)	(2,524)	(2,789)
Net trade receivables	$ 8,612	$ 8,670	$ 14,411